Note Goodwill and other intangible assets - Carrying amount of goodwill by reportable segments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Goodwill
Beginning Balance	$ 627,294
Goodwill on acquisition	60,242
Purchase accounting adjustments	(16,414)
Goodwill impairment charge	0
Ending Balance	671,122
Banco Popular de Puerto Rico
Goodwill
Beginning Balance	276,420
Goodwill on acquisition	60,242
Purchase accounting adjustments	(16,414)
Goodwill impairment charge	0
Ending Balance	320,248
Popular U.S.
Goodwill
Beginning Balance	350,874
Goodwill on acquisition	0
Purchase accounting adjustments	0
Goodwill impairment charge	0
Ending Balance	$ 350,874